SCHEDULE OF LEASE ASSETS AND LIABILITIES (Details) - USD ($)	May 31, 2025	Feb. 28, 2025		Feb. 29, 2024
Leases
Operating Lease Assets	$ 1,044,802	$ 1,010,545		$ 1,139,188
Current Operating Lease Liability	217,222	197,349	[1]	237,653
Noncurrent Operating Lease Liabilities	810,513	810,513	[1]	889,360
Total lease liabilities	$ 1,027,735	$ 1,007,862		$ 1,127,013

[1]	Derived from audited information